Schedule of Intangible assets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Finite-Lived Intangible Assets [Line Items]
Total	$ 2,490	$ 2,435
Less: Accumulated depreciation	(2,013)	(925)
Property and equipment, net	477	1,510
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Total	498	487
Copyrights [Member]
Finite-Lived Intangible Assets [Line Items]
Total	356	348
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Total	$ 1,636	$ 1,600